Notes Receivable (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Notes Receivable [Line Iems]
Notes receivable			$ 1,885,183
Notes receivable	81,047,591	¥ 581
Notes receivable yet to mature	$ 4,521,445	¥ 32